COMMITMENTS - Additional Information (Detail) $ in Thousands	3 Months Ended	6 Months Ended
	Jun. 30, 2021 USD ($) shares	Jun. 30, 2021 USD ($) shares	Dec. 31, 2020 USD ($)
Commitments [line items]
Purchase orders remain outstanding | $	$ 5,369	$ 5,369	$ 10,694
Restricted stock [Member]
Commitments [line items]
Number of shares granted	387,121	1,914,981
Consultant [member] | Restricted stock [Member]
Commitments [line items]
Number of shares granted		100,000
Contract expiry date		May 13, 2022